UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012.

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677

/s/ Peter E. Kalkanis     New York, New York   Dated: February 6, 2013.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $125,175
                                           (thousands)



List of Other Included Managers:            None


                                                  FORM 13F INFORMATION TABLE

                                           Value       Shares/  Sh/ Put/ Invst  Oth      Voting Authority
Name of Issuer    Title of Class  CUSIP    (x$1000)    PrnAmt   Prn Call Discr  Mngrs  Sole   Shared  None


ANACOR PHARMA         COM        032420101  $29,231   5,621,423  SH      Sole         5,621,423
BLUEFLY               COM        096227301  $11,067  11,900,164  SH      Sole        11,900,164
GENVEC, INC.          COM        37246C109      $24      18,036  SH      Sole            18,036
INTRALINKS            COM        46118H104  $48,792   7,908,012  SH      Sole         7,908,012
REACHLOCAL            COM        75525F104  $35,592   2,756,966  SH      Sole         2,756,966
VERENIUM CORP         COM        92340P209     $469     216,902  SH      Sole           216,902

